General	12 Months Ended
Dec. 31, 2018
Disclosure of general [Abstract]
General
Note 1 – General

A.
Ellomay Capital Ltd. (hereinafter - the "Company"), is an Israeli Company operating in the business of renewable energy and power generator and developer of renewable energy and power projects in Europe and Israel. The Company owns seventeen photovoltaic plants (each, a “PV Plant” and, together, the “PV Plants”) that are connected to their respective national grids and operating as follows: (i) twelve photovoltaic plants in Italy with an aggregate installed capacity of approximately 22.6 MWp, (ii) four photovoltaic plants in Spain with an aggregate installed capacity of approximately 7.9 MWp and (iii) one photovoltaic plant in Israel with an aggregate installed capacity of approximately 9 MWp. In addition, the Company indirectly owns 9.375% of Dorad Energy Ltd. (hereinafter - “Dorad”), 75% of Chashgal Elyon Ltd., Agira Sheuva Electra, L.P. and Ellomay Pumped Storage (2014) Ltd., all of which are involved in a project to construct a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel, wholly owns Talasol Solar S.L.U which is promoting the construction of a photovoltaic plant with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain and 51% of Groen Gas Goor B.V. and of Groen Gas Oude-Tonge B.V., project companies operating anaerobic digestion plants with a green gas production capacity of approximately 375 Nm3/h, in Goor, the Netherlands and 475 Nm3/h, in Oude Tonge, the Netherlands, respectively.

The ordinary shares of the Company are listed on the NYSE American and on the Tel Aviv Stock Exchange (under the symbol “ELLO”). The address of the Company’s registered office is 9 Rothschild Blvd., Tel Aviv, Israel.

B.	Definitions:

In these financial statements:

Consolidated companies/subsidiaries – Companies, including partnerships, the financial statements of which are fully consolidated, directly or indirectly, with the financial statements of the Company.

Investee companies – Subsidiaries and companies, including a partnership, the Company's investment in which is stated, directly or indirectly, on the equity basis.

Related party - Within its meaning in IAS 24 (2009), "Related Party Disclosures".

Unless otherwise noted, all references to “€,” “euro” or “EUR” are to the legal currency of the European Union, all references to “USD,”  “US dollar,” “dollars” and “$” are to United States dollars, and all references to "NIS" are to New Israeli Shekels.